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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Watershed Asset Management, LLC
Address: 1 Maritime Plaza Suite 1525
         San Francisco. CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Meridee Moore
Title:   Senior Managing Member
Phone:   415-391-8900

Signature, Place, and Date of Signing:

    /s/ Meridee Moore                 San Francisco, CA             02/08/05
------------------------------   ----------------------------   ----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBAINATION REPORT. (Check here if a portiion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:            13

Form 13F Information Table Value Total:       105,635

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
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------------------------------------------------------------------------------------------------------------------------------------
     COLUMN 1              COL. 2   COL. 3       COL 4    COLUMN 5                      COL. 6        COL 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                 Value    Shares / PRN          PUT/C   INVESTMT      OTHER
   Name Of Issuer           Class    CUSIP      ($1,000)      Amt       SH/PRN  ALL     DSCRETN       MGRS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.   Common   00751Y106     8,911     204,000     SH                Sole       204,000
Arbor Realty Trust Inc.    Common   038923108     5,561     226,626     SH                Sole       226,626
CSK Auto Corporation       Common   125965103     4,269     255,000     SH                Sole       255,000
Carmike Cinemas, Inc.      Common   143436400    20,436     559,885     SH                Sole       559,885
Edison International       Common   281020107     6,159     192,300     SH                Sole       192,300
I2 Technologies, Inc.      Common   465754109     1,242   1,800,000     SH                Sole     1,800,000
Magellan Health
 Services, Inc.            Common   559079207     5,387     157,700     SH                Sole       157,700
Massey Energy              Common   576206106     5,243     150,000     SH                Sole       150,000
NRG Energy, Inc.           Common   629377508     9,373     260,000     SH                Sole       260,000
PG&E Corporation           Common   69331C108    14,090     423,376     SH                Sole       423,376
Regal Entertainment
Group                      Common   758766109    10,491     505,600     SH                Sole       505,600
Royal Group
Technologies               Common   779915107     5,366     512,500     SH                Sole       512,500
Walter Industries          Common   93317Q105     9,107     270,000     SH                Sole       270,000
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